Goodwill and Intangible Assets - Additional Information (Detail) (USD $)	12 Months Ended			9 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2013 Huntyard Limited [Member]	May 31, 2012 Huntyard Limited [Member]	Dec. 31, 2012 Full Service Center-based Care [Member]	Dec. 31, 2012 Back-up Dependent Care [Member]	Dec. 31, 2012 Other Educational Advisory Services [Member]
Goodwill And Intangible Assets Disclosure [Line Items]
Increase in goodwill				$ 3,900,000
Increase deferred income tax liabilities				2,500,000
Decrease deferred income tax assets				1,400,000
Currency translation on goodwill and deferred income tax balances	2,928,000	(3,620,000)		100,000
Goodwill	997,344,000	947,371,000	887,895,000		49,573,000	817,304,000	159,215,000	20,825,000
Indefinite lived trade names	183,800,000	183,800,000
Amortization expense	$ 26,933,000	$ 27,427,000	$ 27,631,000